Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instrument Contracts

The details of the derivative financial instrument contracts entered into by the Group as of December 31, 2024, 2023 and 2022, are as follows:

Instrument		Notional amount in thousands	Fair Value		Average Strike Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	57,400	Ps.	108,846	19.21	Weekly, through June 2025

Total Assets			Ps.	108,846
Instrument		Notional amount in thousands	Fair Value		Average Strike Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	97,260	Ps.	47,920	17.96	Weekly, through December 2024

Total Liabilities			Ps.	47,920
Instrument		Notional amount in thousands	Fair Value		Average Strike Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	41,750	Ps.	15,329	20.31	Weekly, through August 2023

Total Liabilities			Ps.	15,329